INVESTMENTS IN NON-CONSOLIDATED COMPANIES (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of unconsolidated structured entities [line items]
Disclosure of interest in non-consolidated companies

	As of December 31,
	2019	2018

At the beginning of the year	495,241	478,348

Equity in earnings of non-consolidated companies	60,967	102,772
Other comprehensive income	(39,449)	(77,042)
Dividends from non-consolidated companies	(3,111)	(8,837)

At the end of the year	513,648	495,241
The principal investments in non-consolidated companies, all of which are unlisted, except for Usiminas, are:

			Voting rights at		Value at
Company	Country of incorporation	Main activity	December 31, 2019	December 31, 2018	December 31, 2019	December 31, 2018
Usinas Siderurgicas de Minas Gerais S.A. - USIMINAS	Brazil	Manufacturing and selling of steel products	34.39%	34.39%	486,643	480,084
Techgen S.A. de C.V.	Mexico	Provision of electric power	48.00%	48.00%	21,573	10,291
Other non-consolidated companies (1)					5,432	4,866

					513,648	495,241

(1)	It includes the investment held in Finma S.A.I.F., Techinst S.A., Recrotek S.R.L. de C.V. and Gas Industrial de Monterrey S.A. de C.V.

Disclosure of interests in non-consolidated companies, summarized income statement

	USIMINAS
Summarized income statement (in million $)	As of December 31, 2019	As of December 31, 2018

Net sales	3,790	3,766
Cost of sales	(3,312)	(3,154)
Gross Profit	478	612
Selling, general and administrative expenses	(181)	(213)
Other operating income (loss), net	(100)	(153)
Operating income	197	246
Financial expenses, net	(132)	15
Equity in earnings of associated companies	46	70
Profit (Loss) before income tax	110	331
Income tax benefit	(16)	(110)
Net profit (loss) before non-controlling interest	94	221
Non-controlling interest in other subsidiaries	(41)	(28)
Net profit (loss) for the year	53	193

USINAS SIDEÚRGICAS DE MINAS GERAIS S.A.
Disclosure of unconsolidated structured entities [line items]
Disclosure of interest in non-consolidated companies
The investment in Usiminas is based in the following calculation:

Usiminas' shareholders' equity	3,484,115
Percentage of interest of the Company over shareholders' equity	20.42%

Interest of the Company over shareholders' equity	711,558

Purchase price allocation	73,264
Goodwill	257,879
Impairment	(556,058)

Total Investment in Usiminas	486,643
As of December 31, 2019 and 2018, the value of the investment in Usiminas is comprised as follows:

	USIMINAS
Value of investment	As of December 31, 2019	As of December 31, 2018

At the beginning of the year	480,084	466,299
Share of results (1)	48,502	97,733
Other comprehensive income	(38,896)	(75,195)
Dividends	(3,047)	(8,753)

At the end of the year	486,643	480,084
(1) It includes the adjustment of the values associated to the purchase price allocation.

Disclosure of interests in non-consolidated companies, summarized balance sheet

	USIMINAS
Summarized balance sheet (in million $)	As of December 31, 2019	As of December 31, 2018

Assets
Non-current	4,336	4,697
Current	1,721	1,711
Other current investments	166	151
Cash and cash equivalents	311	286

Total Assets	6,534	6,845

Liabilities
Non-current	718	544
Non-current borrowings	1,237	1,389
Current	687	740
Current borrowings	30	121

Total Liabilities	2,672	2,794

Non-controlling interest	378	369

Shareholders' equity	3,484	3,682